Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country (Details) (USD $)	6 Months Ended
Jul. 31, 2014
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 1	$ 6,390
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 2	7,603
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 3	9,863
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 4	28,749
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 5	16,253
Basis Of Presentation Schedule Of Disclosure On Geographic Areas, Long-lived Assets In Individual Foreign Countries By Country 6	$ 36,352